Derivative Financial Instruments - Collateral and Credit Default Swaps - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Fair value of credit default swaps included in Derivatives assets	$ 1,328,200,000	$ 2,601,900,000	$ 2,904,000,000
Fair value of credit default swaps included in Derivatives liabilities	4,306,600,000	5,685,400,000	5,891,100,000
Collateralized financings	4,881,300,000	3,829,400,000	2,057,100,000
Not Designated as Hedging Instrument | Credit contracts
Derivatives, Fair Value [Line Items]
Maximum potential future net exposure on sale of credit default swaps	1,000,000,000	1,100,000,000	1,300,000,000
Purchased protection on credit default swaps	1,000,000,000	1,000,000,000	1,000,000,000
Derivatives | Not Designated as Hedging Instrument | Credit contracts
Derivatives, Fair Value [Line Items]
Fair value of credit default swaps included in Derivatives assets	45,000,000	63,300,000	178,000,000
Fair value of credit default swaps included in Derivatives liabilities	30,700,000	52,700,000	231,300,000
Cash collateral, included in Payables | Over the Counter [Member]
Derivatives, Fair Value [Line Items]
Collateralized financings	86,200,000	890,300,000
Cash collateral, included in Payables | Exchange Cleared [Member]
Derivatives, Fair Value [Line Items]
Collateralized financings	4,400,000
Securities Pledged as Collateral
Derivatives, Fair Value [Line Items]
Fair value of securities delivered as collateral	$ 993,700,000	$ 1,000,000,000	$ 1,300,000,000